Income tax (Tables)	12 Months Ended
Dec. 31, 2025
Income tax
Schedule of composition of income tax expenses

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in thousands)

Current income tax expense
PRC	195	1,013	689
Deferred tax expense	—	—	—
Total	195	1,013	689

Schedule of composition of loss before tax

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in thousands)

Loss from Chinese Mainland operations	(330,426)	(255,716)	(89,650)
(Loss)/ income from overseas operations	25,721	(11,314)	(49,403)
Total loss before income tax	(304,705)	(267,030)	(139,053)

Schedule of reconciliations of the income tax expenses

	Year ended December 31, 2025
	RMB
	(in thousands)

Loss before income tax	(139,053)
Tax calculated at PRC statutory tax rate	(34,763)	25%
Tax effects of:
Different tax jurisdictions
US
Change in valuation allowance	11,172	(8.0)%
Others	1,701	(1.2)%
Other tax jurisdictions	(546)	0.4%
Preferential tax rate difference	1,069	(0.8)%
Super Deduction for research and development expenses	(1,960)	1.4%
Non-deductible expenses and non-taxable income
Share-based compensation expenses	13,454	(9.7)%
Others	2,743	(2.0)%
Change in valuation allowance	7,819	(5.6)%
Total income tax expense	689	(0.5)%

	Year ended December 31,
	2023	2024
	RMB	RMB
	(in thousands)

Loss before income tax	(304,705)	(267,030)
PRC Statutory income tax rate 25%	(76,176)	(66,758)
Effect of different tax rate of different jurisdictions	(1,930)	5,179
Effect of preferential tax rates	3,427	2,038
Effect of Super Deduction for research and development expenses	(2,285)	(1,764)
Non-deductible expenses and non-taxable income	28,385	31,087
Change in valuation allowance	48,774	31,231
Total income tax expense	195	1,013

Schedule of deferred tax

	As of December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in thousands)

Deferred tax assets:
Net operating losses carried forward	551,813	558,265	578,747
Accruals and others	23,606	48,385	45,847
Less: valuation allowance	(575,419)	(606,650)	(624,594)
Net deferred tax assets	—	—	—

Schedule of movement of valuation allowance

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in thousands)

Balance at the beginning of the year	526,645	575,419	606,650
Additions	49,008	36,724	22,543
Loss utilized	(234)	(5,493)	(4,599)
Balance at the end of the year	575,419	606,650	624,594